                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q
             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number                 811-6247
                                  ----------------------------------------------

                    AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

 4500 MAIN STREET, KANSAS CITY, MISSOURI                             64111
--------------------------------------------------------------------------------
  (Address of principal executive offices)                        (Zip code)

 DAVID C. TUCKER, ESQ., 4500 MAIN STREET, 9TH FLOOR, KANSAS CITY, MISSOURI 64111
--------------------------------------------------------------------------------
                    (Name and address of agent for service)

Registrant's telephone number, including area code:          816-531-5575
                                                   -----------------------------

Date of fiscal year end:      NOVEMBER 30
                          ------------------------------------------------------

Date of reporting period:     FEBRUARY 28, 2005
                          ------------------------------------------------------

ITEM 1.  SCHEDULE OF INVESTMENTS.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL GROWTH FUND
FEBRUARY 28, 2005

[american century investments logo and text logo]

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 98.1%
AUSTRALIA - 5.3%
         5,017,884  Amcor Limited(1)                               $      28,558
         3,149,355  BHP Billiton Limited(1)                               47,780
         1,185,610  Commonwealth Bank of Australia                        34,048
         7,792,740  Macquarie Infrastructure Group                        22,484
         2,453,080  QBE Insurance Group Limited(1)                        29,769
                                                                 ---------------
                                                                         162,639
                                                                 ---------------
AUSTRIA - 1.6%
           901,764  Erste Bank der Oesterreichischen
                    Sparkassen AG                                         49,192
                                                                 ---------------
BELGIUM - 1.0%
           368,630  KBC Bankverzekerings Holding(1)                       31,018
                                                                 ---------------
BERMUDA - 0.3%
           264,150  Tyco International Ltd.                                8,844
                                                                 ---------------
CANADA - 2.4%
           403,854  EnCana Corp.                                          26,782
           854,115  Shoppers Drug Mart Corporation(2)                     28,220
           525,400  Thomson Corp.                                         17,866
                                                                 ---------------
                                                                          72,868
                                                                 ---------------
CHANNEL ISLANDS - 0.1%
           100,564  Amdocs Ltd.(2)                                         2,952
                                                                 ---------------
DENMARK - 0.6%
           324,810  Novo Nordisk A/S Cl B(1)                              18,028
                                                                 ---------------
FINLAND - 0.7%
         1,354,020  Stora Enso Oyj R Shares                               20,617
                                                                 ---------------
FRANCE - 14.6%
           191,310  Accor SA                                               8,964
         1,717,189  Axa SA(1)                                             46,178
           958,763  Credit Agricole SA(1)                                 28,448
           269,000  Essilor International SA Cie
                    Generale D'Optique                                    18,877
           289,910  Groupe Danone                                         28,885
           392,250  Lafarge SA(1)                                         40,874
           188,490  Pernod-Ricard SA(1)                                   26,954
           100,760  Pinault-Printemps-Redoute                             11,240
           396,740  Schneider SA(1)                                       31,676
           345,870  Societe Generale Cl A(1)                              36,544
           397,570  Total SA Cl B(1)                                      94,384
           287,941  Vinci SA(1)                                           42,318
           939,670  Vivendi Universal SA(2)                               29,661
                                                                 ---------------
                                                                         445,003
                                                                 ---------------
GERMANY - 6.0%
            81,230  Adidas-Salomon AG                                     12,205
           360,630  BASF AG                                               26,997

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
           549,650  Continental AG                                        40,690
           874,810  Deutsche Telekom(2)                                   18,324
           286,070  E.On AG                                               25,737
           227,890  Fresenius Medical Care AG(1)                          20,416
           285,560  Metro AG                                              16,031
            89,190  Puma AG Rudolf Dassler Sport(1)                       21,019
                                                                 ---------------
                                                                         181,419
                                                                 ---------------
GREECE - 1.9%
           831,226  Alpha Bank A.E.                                       31,961
           788,250  Greek Organization of Football
                    Prognostics SA                                        25,007
                                                                 ---------------
                                                                          56,968
                                                                 ---------------
HONG KONG - 0.2%
         1,031,500  CLP Holdings Ltd.                                      5,912
                                                                 ---------------
INDIA - 1.0%
           948,510  Tata Consultancy Services Ltd.                        30,017
                                                                 ---------------
IRELAND - 2.3%
         1,471,400  Anglo Irish Bank Corporation                          38,769
         1,869,330  Bank of Ireland                                       31,310
                                                                 ---------------
                                                                          70,079
                                                                 ---------------
ITALY - 3.3%
         1,655,550  ENI SpA                                               43,183
         2,321,530  Saipem SpA                                            31,414
         8,897,432  Terna SpA(1)                                          25,417
                                                                 ---------------
                                                                         100,014
                                                                 ---------------
JAPAN - 20.8%
           104,900  Aeon Credit Service Co. Ltd.(1)                        7,095
            89,200  Aiful Corp.(1)                                        10,224
         1,141,000  Ajinomoto Co. Inc.                                    14,071
         5,761,000  Bank of Yokohama Ltd. (The)(1)                        35,494
           991,500  Daikin Industries Ltd.(1)                             24,758
         1,100,000  Denso Corporation                                     28,151
             5,340  East Japan Railway Company                            28,456
           632,600  Eisai Co. Ltd.(1)                                     21,364
           826,100  Fuji Photo Film Co. Ltd.                              31,218
           284,800  Honda Motor Co., Ltd.                                 15,286
           255,600  Hoya Corp.                                            27,754
           638,000  Kao Corp.                                             15,137
             2,790  KDDI Corp.                                            14,334
         3,727,000  Komatsu Ltd.                                          27,955
         1,991,000  Matsushita Electric
                    Industrial Co., Ltd.                                  29,810
             3,620  Mitsubishi Tokyo Financial
                    Group, Inc.                                           33,040
           104,000  Nintendo Co., Ltd.(1)                                 11,542
         1,150,500  Omron Corp.                                           26,747
           213,000  ORIX Corporation                                      27,673
            10,260  Rakuten, Inc.(1)                                       9,266
           478,500  Seven - Eleven Japan Co., Ltd.(1)                     14,558
           384,000  Sharp Corp.(1)                                         6,124

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
           377,000  Shin-Etsu Chemical Co., Ltd.                          15,401
         2,031,000  Sumitomo Metal Mining Co. Ltd.(1)                     15,486
             2,800  Sumitomo Mitsui
                    Financial Group Inc.(1)                               19,448
           381,660  Takefuji Corp.                                        27,203
         5,250,000  Toray Industries Inc.                                 24,762
         1,416,000  Toto Ltd.                                             12,219
           748,700  Toyota Motor Corp.                                    29,153
           159,000  Trend Micro Inc.(1)                                    7,393
           513,800  Yamada Denki Co Ltd.(1)                               25,561
                                                                 ---------------
                                                                         636,683
                                                                 ---------------
LUXEMBOURG - 0.5%
           604,740  Arcelor                                               15,021
                                                                 ---------------
MEXICO - 1.1%
           564,490  America Movil SA de
                    CV Series L ADR                                       33,136
                                                                 ---------------
NETHERLANDS - 2.8%
         1,556,350  ING Groep N.V.                                        47,911
           893,850  Royal Numico N.V.(2)                                  36,097
                                                                 ---------------
                                                                          84,008
                                                                 ---------------
NORWAY - 1.5%
         2,208,240  DnB NOR ASA                                           22,501
         2,459,100  Telenor ASA                                           22,680
                                                                 ---------------
                                                                          45,181
                                                                 ---------------
RUSSIAN FEDERATION - 0.6%
           455,736  Mobile TeleSystems ADR(1)                             18,270
                                                                 ---------------
SOUTH KOREA - 0.6%
           313,370  Hyundai Motor Company                                 18,063
                                                                 ---------------
SPAIN - 3.4%
         1,122,891  ACS, Actividades de
                    Construccion y Servicios, SA                          28,635
         1,140,076  Cintra Concesiones de
                    Infraestructuras de Transporte SA(2)                  12,982
           533,390  Grupo Ferrovial SA(1)                                 31,809
         1,619,418  Telefonica SA(1)                                      29,804
                                                                 ---------------
                                                                         103,230
                                                                 ---------------
SWEDEN - 1.6%
           396,703  Autoliv, Inc. SDR(1)                                  19,884
           606,100  Volvo AB Cl B(1)                                      27,855
                                                                 ---------------
                                                                          47,739
                                                                 ---------------
SWITZERLAND - 6.4%
           673,460  Compagnie Financiere
                    Richemont AG A Shares                                 21,305
         1,381,840  Novartis AG (1)                                       69,287
           403,075  Roche Holding AG(1)                                   42,504
           195,700  Synthes, Inc.                                         23,669

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
           445,756  UBS AG                                                38,716
                                                                 ---------------
                                                                         195,481
                                                                 ---------------
UNITED KINGDOM - 17.5%
           763,660  AstraZeneca plc                                       30,106
         2,039,540  BAA plc                                               23,847
         2,553,600  BG Group plc                                          20,048
         1,153,360  Boots Group plc                                       14,717
         7,809,110  BP plc                                                84,400
           743,180  GlaxoSmithKline plc                                   17,765
           902,010  HSBC Holdings plc                                     15,057
        18,281,620  Legal & General Group plc                             41,486
           936,910  Next plc                                              27,765
         1,473,782  Reckitt Benckiser plc                                 46,481
         1,475,274  Royal Bank of Scotland Group plc                      50,585
         3,271,630  Smith & Nephew plc                                    33,661
         8,420,570  Tesco plc                                             49,431
        21,509,910  Vodafone Group plc                                    56,361
         1,030,510  Wolseley plc                                          21,978
                                                                 ---------------
                                                                         533,688
                                                                 ---------------

TOTAL COMMON STOCKS                                                    2,986,070
(Cost $2,319,592)                                                ---------------

TEMPORARY CASH INVESTMENTS - 2.9%
Repurchase Agreement, Credit Suisse First
Boston Corp., (collateralized by various
U.S. Treasury obligations, 5.50% - 6.625%,
2/15/27 - 8/15/28, valued at $34,629), in a joint
trading account at 2.55%, dated 2/28/05,
due 3/1/05 (Delivery value $33,902)                                       33,900
Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury obligations,
5.50%, 8/15/28, valued at $56,579), in a joint
trading account at 2.56%, dated 2/28/05,
due 3/1/05 (Delivery value $55,704)                                       55,700
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                          89,600
(Cost $89,600)                                                   ---------------

COLLATERAL RECEIVED
FOR SECURITIES LENDING(3) - 16.9%
REPURCHASE AGREEMENTS
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations), 2.65%, dated 2/28/05,
due 3/1/05 (Delivery value $29,422)                                       29,420
Repurchase Agreement, UBS AG,
(collateralized by various U.S. Government
Agency obligations), 2.625%, dated 2/28/05,
due 3/1/05 (Delivery value $485,035)                                     485,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                   514,420
(Cost $514,420)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 117.9%                                   3,590,090
                                                                 ---------------
(Cost $2,923,612)

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
                           ($ IN THOUSANDS)                            VALUE
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (17.9)%                                 (545,490)
                                                                 ---------------
TOTAL NET ASSETS - 100.0%                                          $   3,044,600
                                                                 ===============

MARKET SECTOR DIVERSIFICATION (UNAUDITED)
Financials                                  21.5%
Consumer Discretionary                      11.8%
Industrials                                 10.0%
Energy                                       8.4%
Health Care                                  8.3%
Consumer Staples                             8.2%
Materials                                    6.6%
Telecommunication Services                   5.4%
Information Technology                       2.1%
Utilities                                    1.6%
Cash and Equivalents*                       16.1%

* INCLUDES TEMPORARY CASH INVESTMENTS, COLLATERAL RECEIVED FOR SECURITIES
LENDING AND OTHER ASSETS AND LIABILITIES.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
SDR = Swedish Depositary Receipt
(1) Security, or a portion thereof, was on loan as of February 28, 2005. The aggregate value of securities on loan at February 28, 2005, was $494,819.
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INTERNATIONAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
                            (AMOUNTS IN THOUSANDS)
---------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                     $ 2,929,207
                                                                 ===============
Gross tax appreciation of investments                               $   675,562
Gross tax depreciation of investments                                   (14,679)
                                                                 ---------------
Net tax appreciation of investments                                 $   660,883
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL DISCOVERY FUND
FEBRUARY 28, 2005

[american century investments logo and text logo]

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.2%
AUSTRALIA - 6.7%
           768,400  Billabong International Ltd.                  $        8,344
           269,000  Cochlear Ltd.(1)                                       6,205
         3,652,000  Computershare Ltd.(1)                                 16,674
         1,179,800  CSL Ltd.                                              29,971
         1,729,000  Iluka Resources Ltd.                                   7,784
         5,200,000  Oxiana Ltd. (1)(2)                                     3,792
           489,700  Toll Holdings Ltd.(1)                                  5,042
         1,485,000  Transurban Group(1)                                    8,334
                                                                 ---------------
                                                                          86,146
                                                                 ---------------
AUSTRIA - 1.4%
           351,300  Wienerberger AG(1)                                    17,466
                                                                 ---------------
BELGIUM - 1.0%
            75,800  Colruyt SA                                            13,027
                                                                 ---------------
BERMUDA - 0.6%
           290,000  Axis Capital Holdings Limited                          8,117
                                                                 ---------------
BRITISH VIRGIN ISLANDS - 1.1%
           199,400  UTI Worldwide Inc. (1)(2)                             14,788
                                                                 ---------------
CANADA - 8.5%
           481,300  Alimentation Couche Tard Inc. Cl B(2)                 14,829
           201,100  Finning International Inc.                             5,388
           119,200  Fording Canadian Coal Trust                           11,065
           525,000  Ivanhoe Mines Ltd.(2)                                  4,141
           685,315  Lions Gate Entertainment Corp. (1)(2)                  7,278
           603,300  Nova Chemicals Corp.                                  30,321
           150,900  PetroKazakhstan Inc. Cl A
                    New York Shares                                        6,602
           154,600  Precision Drilling Corp.(2)                           11,839
           186,200  Research In Motion Ltd. (1)(2)                        12,310
           130,000  Western Oil Sands Inc.(2)                              6,233
                                                                 ---------------
                                                                         110,006
                                                                 ---------------
DENMARK - 0.7%
            40,900  Chr. Hansen Holding A/S Cl B(2)                        5,784
           302,700  GN Store Nord AS(1)                                    3,285
                                                                 ---------------
                                                                           9,069
                                                                 ---------------
EGYPT - 0.5%
           424,200  Vodafone Egypt Telecommunications SAE                  5,923
                                                                 ---------------
FINLAND - 1.2%
           187,700  Kone Oyj(1)                                           16,045
                                                                 ---------------
FRANCE - 5.3%
           290,000  Altran Technologies SA(1)(2)                           3,325
            83,200  Eiffage                                               10,823

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
            66,000  Klepierre                                              6,183
           285,500  Neopost SA                                            23,833
         2,539,600  Rhodia SA(1)(2)                                        6,456
           366,700  Zodiac SA(1)                                          17,620
                                                                 ---------------
                                                                          68,240
                                                                 ---------------
GERMANY - 3.4%
           212,030  Continental AG                                        15,696
           166,000  Hypo Real Estate Holding AG(2)                         6,792
           275,000  Schwarz Pharma AG(1)                                  13,363
           234,000  Stada Arzneimittel AG(1)                               7,777
                                                                 ---------------
                                                                          43,628
                                                                 ---------------
GREECE - 0.3%
           185,800  Piraeus Bank SA                                        3,941
                                                                 ---------------
HONG KONG - 2.9%
        19,618,000  China Travel International
                    Investment Hong Kong Limited(1)                        6,540
         2,566,000  Esprit Holdings Limited                               18,260
         8,920,000  Hutchison Telecommunications
                    International Ltd.(2)                                  9,722
         1,764,000  Shangri-La Asia Ltd.(1)                                2,669
                                                                 ---------------
                                                                          37,191
                                                                 ---------------
INDIA - 3.1%
            53,100  Jet Airways India Ltd.(2)                              1,339
           570,300  Larsen & Toubro Ltd.                                  14,190
           981,600  Maruti Udyog Ltd.                                     10,644
         1,485,000  Satyam Computer Services Ltd.                         13,999
                                                                 ---------------
                                                                          40,172
                                                                 ---------------
INDONESIA - 0.5%
        10,500,000  PT Indonesian Satellite Corp. Tbk                      5,950
                                                                 ---------------
IRELAND - 3.0%
           949,100  Anglo Irish Bank Corporation                          25,007
         4,655,100  Eircom Group plc                                      13,251
                                                                 ---------------
                                                                          38,258
                                                                 ---------------
ISRAEL - 0.1%
            73,000  Partner Communications(2)                                660
                                                                 ---------------
ITALY - 5.2%
         1,980,000  ASM Brescia SpA                                        7,242
           300,000  Autostrada Torino-Milano SpA                           7,134
           800,000  Bulgari SpA                                            9,936
           914,500  Geox SpA(2)                                            7,265
         1,500,000  Hera SpA(1)                                            4,285
           148,100  Lottomatica SpA(1)                                     5,863
           183,800  Pirelli & C. Real Estate SpA                          10,484

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
         2,696,250  RCS MediaGroup SpA                                    15,136
                                                                 ---------------
                                                                          67,345
                                                                 ---------------
JAPAN - 16.8%
           136,000  AEON Mall Co., Ltd.                                    5,074
           136,000  AEON Mall Co., Ltd. -
                    new shares (1)(2)                                      5,074
         1,590,000  Bank of Kyoto Ltd. (The)(1)                           13,523
         1,162,000  Fuji Heavy Industries Ltd.(1)                          5,425
         1,744,000  Furukawa Electric Co. Ltd.(2)                          8,960
         1,193,000  iShares MSCI Japan Index Fund(1)(2)                   12,896
         1,857,000  Joyo Bank Ltd.                                         9,931
         2,015,000  Kitz Corp.(1)                                         11,143
         1,363,000  Kyowa Exeo Corp.(1)                                   12,153
         5,192,000  Marubeni Corp.                                        16,689
           235,000  NEOMAX Co., Ltd.                                       5,351
           337,000  Nippon Electric Glass Co., Ltd.(1)                     4,875
           197,000  Nippon Electric Glass Co., Ltd. -
                    new shares(1)(2)                                       2,850
         6,480,000  Nissin Co., Ltd.(1)                                   15,933
         1,323,000  Obayashi Corp.                                         8,392
         1,626,000  OMC Card Inc.(1)                                      18,839
           335,000  TIS Inc.(1)                                           14,134
         1,567,000  Toda Corp.(1)                                          7,721
           747,000  Tokuyama Corp.                                         5,424
         1,374,000  Tokyo Tatemono Co. Ltd.(1)                             9,399
         2,992,000  Tosoh Corp.(1)                                        15,715
         1,409,000  Yaskawa Electric Corp.(1)                              9,031
                                                                 ---------------
                                                                         218,532
                                                                 ---------------
NETHERLANDS - 2.3%
            74,500  Fugro N.V.                                             6,930
         3,255,000  Hagemeyer N.V.(1)(2)                                   9,352
           165,900  Koninklijke BAM Groep N.V.                             9,105
           317,000  Trader Classified Media N.V. Cl A                      4,886
                                                                 ---------------
                                                                          30,273
                                                                 ---------------
NORWAY - 5.0%
           457,300  Aker Kvaerner ASA(2)                                  14,917
           158,400  Petroleum Geo-Services ASA(1)(2)                      11,355
           647,000  Smedvig ASA(1)                                        12,195
         2,653,200  Storebrand ASA                                        26,180
                                                                 ---------------
                                                                          64,647
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 0.6%
        15,150,273  Foxconn International Holdings Ltd.(2)                 7,722
                                                                 ---------------
SOUTH AFRICA - 1.0%
            53,200  Edgars Consolidated Stores Ltd.                        2,725
           711,500  Naspers Ltd.                                           9,556
                                                                 ---------------
                                                                          12,281
                                                                 ---------------

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
SOUTH KOREA - 2.4%
           326,660  Dongkuk Steel Mill Co., Ltd.                           8,293
         1,048,600  Hanwha Chemical Corp.                                 14,040
            80,500  Hyundai Department Store Co. Ltd.                      3,807
           190,000  ReignCom Ltd.(2)                                       4,795
                                                                 ---------------
                                                                          30,935
                                                                 ---------------
SPAIN - 3.6%
           766,500  Enagas(1)                                             12,575
           512,300  Indra Sistemas SA(1)                                   8,866
           325,000  Red Electrica de Espana                                8,391
         1,759,500  Telefonica Publicidad
                    e Informacion SA(1)                                   16,797
                                                                 ---------------
                                                                          46,629
                                                                 ---------------
SWEDEN - 1.6%
           698,000  Eniro AB(1)                                            8,160
           880,000  Gambro AB(1)                                          12,474
                                                                 ---------------
                                                                          20,634
                                                                 ---------------
SWITZERLAND - 4.2%
            65,000  Actelion N.V.(2)                                       7,218
           154,100  Logitech International SA(2)                          10,148
           155,000  Lonza Group AG(1)                                      9,680
            15,900  Sulzer AG                                              6,679
           133,500  Swiss Life Holding(1)(2)                              20,375
                                                                 ---------------
                                                                          54,100
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 2.7%
         2,225,000  High Tech Computer Corp.                              13,315
        10,700,000  King Yuan Electronics Co. Ltd.                         7,815
           579,000  Motech Industries Inc.(2)                              6,017
         1,896,000  Novatek Microelectronics Corp., Ltd.                   7,839
                                                                 ---------------
                                                                          34,986
                                                                 ---------------
THAILAND - 0.9%
           730,900  Banpu Public Company Limited                           3,347
        28,400,000  Italian-Thai Development plc                           8,545
                                                                 ---------------
                                                                          11,892
                                                                 ---------------
TURKEY - 0.2%
         1,000,000  Denizbank AS(2)                                        3,180
                                                                 ---------------
UNITED KINGDOM - 10.8%
         1,205,000  Balfour Beatty plc                                     7,433
         1,097,700  Burren Energy plc(2)                                  11,315
         3,850,000  Carphone Warehouse Group plc                          12,290
         1,700,000  Firstgroup plc                                        11,418
         4,100,000  International Power plc(2)                            14,133
           763,900  Intertek Group plc                                    10,254
         1,072,200  Millennium & Copthorne Hotels plc                      7,918
       107,000,000  MyTravel Group plc(2)                                 10,494

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           728,000  NETeller plc(2)                                        8,673
        11,354,500  Spirent plc(2)                                        14,903
           190,000  Travis Perkins plc                                     6,771
         4,140,000  Tullow Oil plc                                        14,172
         1,050,000  Vedanta Resources plc                                 10,298
                                                                 ---------------
                                                                         140,072
                                                                 ---------------
UNITED STATES - 1.6%
           217,000  NII Holdings Inc. Cl B(1)(2)                          12,417
           622,300  UTStarcom Inc. (1)(2)                                  7,997
                                                                 ---------------
                                                                          20,414
                                                                 ---------------
TOTAL COMMON STOCKS                                                    1,282,269
(Cost $1,034,142)                                                ---------------

TEMPORARY CASH INVESTMENTS - 0.3%
Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury
obligations, 5.50%, 8/15/28, valued at $3,454),
in a joint trading account at 2.56%, dated
2/28/05, due 3/1/05 (Delivery value $3,400)                                3,400
                                                                 ---------------
(Cost $3,400)

COLLATERAL RECEIVED
FOR SECURITIES LENDING(3) - 16.2%
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations), 2.65%, dated 2/28/05,
due 3/1/05 (Delivery value $24,068)                                       24,066
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations),
2.63%, dated 2/28/05, due 3/1/05
(Delivery value $185,014)                                                185,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                   209,066
(Cost $209,066)                                                  ---------------

TOTAL INVESTMENT SECURITIES - 115.7%                                   1,494,735
                                                                 ---------------
(Cost $1,246,608)

OTHER ASSETS AND LIABILITIES - (15.7)%                                 (202,477)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $    1,292,258
                                                                 ===============

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION
Financials                                  19.5%
Industrials                                 19.4%
Consumer Discretionary                      15.6%
Materials                                   10.1%
Information Technology                       9.5%
Energy                                       7.4%
Health Care                                  6.7%
Utilities                                    4.1%
Telecommunication Services                   3.7%
Consumer Staples                             2.2%
Diversified                                  1.0%
Cash and Equivalents*                        0.8%

* INCLUDES TEMPORARY CASH INVESTMENTS, COLLATERAL RECEIVED FOR SECURITIES
  LENDING, AND OTHER ASSETS AND LIABILITIES

NOTES TO SCHEDULE OF INVESTMENTS
MSCI = Morgan Stanley Capital International
(1) Security, or a portion thereof, was on loan as of February 28, 2005. The aggregate value of securities on loan at February 28, 2005, was $200,806
    (in thousands).
(2) Non-income producing.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INTERNATIONAL DISCOVERY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS ($ IN THOUSANDS)

1. FEDERAL TAX INFORMATION

As of February 28, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                      $1,248,310
                                                                 ===============
Gross tax appreciation of investments                                  $254,433
Gross tax depreciation of investments                                    (8,008)
                                                                 ---------------
Net tax appreciation of investments                                    $246,425
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
EMERGING MARKETS FUND
FEBRUARY 28, 2005

[american century investments logo and text logo]

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 90.4%
BRAZIL - 5.2%
           186,671  Cia Brasileira de Distribuicao
                    Grupo Pao de Acucar ADR(1)(2)                 $        4,476
            35,097  Cia Vale do Rio Doce ADR(2)                            1,228
           190,734  Diagnosticos da America SA(1)                          2,357
            33,662  Tele Norte Leste Participacoes
                    SA ADR(2)                                                555
           102,741  Unibanco-Uniao de Bancos
                    Brasileiros SA GDR(2)                                  3,873
                                                                 ---------------
                                                                          12,489
                                                                 ---------------
CANADA - 1.5%
            82,539  PetroKazakhstan Inc. Cl A
                    New York Shares                                        3,611
                                                                 ---------------
CAYMAN ISLANDS - 0.2%
           775,000  China Mengniu Dairy Co. Ltd.(1)                          586
                                                                 ---------------
CHILE - 1.4%
        30,268,958  Colbun SA                                              3,331
                                                                 ---------------
CZECH REPUBLIC - 1.9%
           114,172  Zentiva N.V.(1)                                        4,547
                                                                 ---------------
EGYPT - 2.6%
            94,336  MobiNil - Egyptian Company
                    Mobile Services                                        3,009
            28,711  Orascom Telecom Holding SAE(1)                         1,985
            88,556  Vodafone Egypt
                    Telecommunications SAE                                 1,236
                                                                 ---------------
                                                                           6,230
                                                                 ---------------
HONG KONG - 4.5%
           585,000  China Netcom Group Corp.
                    Hong Kong Ltd.(1)                                        870
         3,646,000  China Travel International
                    Investment Hong Kong Limited(2)                        1,215
         2,554,000  Cosco Pacific Limited                                  5,698
           220,000  I.T Ltd.(1)                                               55
         1,850,000  Lifestyle International
                    Holdings Ltd.(2)                                       3,167
                                                                 ---------------
                                                                          11,005
                                                                 ---------------
HUNGARY - 0.8%
            12,631  Gedeon Richter Rt.                                     1,935
                                                                 ---------------
INDIA - 5.5%
            88,300  Bajaj Auto Ltd.                                        2,091
             9,300  Jet Airways India Ltd.(1)                                234
           225,400  Reliance Industries Ltd.                               2,872
           162,811  Tata Consultancy Services Ltd.                         5,153
           108,900  Tata TEA Ltd.                                          1,358
           585,300  Union Bank of India Limited                            1,607
                                                                 ---------------
                                                                          13,315
                                                                 ---------------

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
INDONESIA - 3.5%
        14,764,500  PT Bank Rakyat Indonesia                               5,220
        14,328,000  PT Bumi Resources Tbk(1)                               1,315
         6,093,300  PT Indocement Tunggal
                    Prakarsa Tbk(1)                                        2,071
                                                                 ---------------
                                                                           8,606
                                                                 ---------------
ISRAEL - 3.8%
           436,047  Bank Hapoalim Ltd.                                     1,589
           638,054  Bank Leumi Le-Israel BM                                1,885
           112,597  Frutarom GDR (Acquired 2/3/05,
                    Cost $859)(1)(2)(3)                                      901
            40,687  Lipman Electronic Engineering Ltd.                     1,181
            75,222  RADWARE Ltd.(1)                                        1,946
            56,462  Taro Pharmaceutical
                    Industries Ltd.(1)(2)                                  1,594
            45,072  United Mizrahi Bank Ltd.                                 220
                                                                 ---------------
                                                                           9,316
                                                                 ---------------
MALAYSIA - 2.1%
         1,813,000  Commerce Asset Holdings Bhd                            2,223
         1,182,500  Digi.Com Bhd(1)                                        1,836
         3,043,300  E&O Property Development
                    Bhd Cl B(1)                                              444
           267,000  Transmile Group Bhd                                      654
                                                                 ---------------
                                                                           5,157
                                                                 ---------------
MEXICO - 7.9%
            33,218  Desarrolladora Homex SA
                    de CV ADR(1)(2)                                          925
         7,688,275  Empresas ICA Sociedad
                    Controladora SA de CV(1)                               3,206
           510,500  Grupo Mexico SA de CV(1)                               2,961
         1,060,554  Kimberly-Clark de Mexico SA
                    de CV Cl A                                             3,520
           761,070  Urbi Desarrollos Urbanos
                    SA de CV(1)                                            3,942
         1,223,759  Wal-Mart de Mexico SA de CV,
                    Series V                                               4,495
                                                                 ---------------
                                                                          19,049
                                                                 ---------------
MOROCCO - 0.9%
           216,240  Maroc Telecom(1)                                       2,219
                                                                 ---------------
NETHERLANDS - 1.1%
            80,785  Efes Breweries International N.V.
                    GDR (Acquired 10/15/04-11/22/04,
                    Cost $2,205)(1)(3)                                     2,605
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 1.7%
         5,981,400  Air China Ltd.(1)                                      2,301
         1,170,000  Sinopec Zhenhai Refining
                    & Chemical Co. Ltd. Cl H                               1,440
            92,900  ZTE Corp. H Shares(1)(2)                                 341
                                                                 ---------------
                                                                           4,082
                                                                 ---------------
PERU - 1.0%
           102,732  Compania de Minas
                    Buenaventura SAu ADR(2)                                2,379
                                                                 ---------------

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
PHILIPPINES - 0.5%
            50,210  Philippine Long Distance Telephone(1)                  1,267
                                                                 ---------------
POLAND - 3.7%
           102,447  Agora SA(1)                                            2,187
           330,289  KGHM Polska Miedz SA(1)                                3,706
           175,254  Powszechna Kasa Oszczednosci
                    Bank Polski SA(1)                                      1,668
            93,907  TVN SA(1)                                              1,485
                                                                 ---------------
                                                                           9,046
                                                                 ---------------
RUSSIAN FEDERATION - 5.0%
            88,895  AFK Sistema GDR(1)                                     1,680
            98,447  LUKOIL                                                 3,441
            80,850  Mobile TeleSystems ADR                                 3,241
           866,762  VolgaTelecom                                           3,697
                                                                 ---------------
                                                                          12,059
                                                                 ---------------
SINGAPORE - 0.5%
         1,777,000  Petra Foods Ltd.(1)                                    1,205
                                                                 ---------------
SOUTH AFRICA - 8.7%
           842,627  African Bank Investments Ltd.                          2,529
           168,627  Anglo American plc                                     4,232
           234,377  Ellerine Holdings Ltd.                                 2,223
            34,302  Impala Platinum Holdings Limited                       3,023
            27,209  Investec Ltd.                                            807
           252,033  SABMiller plc                                          4,130
           206,753  Telkom SA Ltd.                                         4,041
                                                                 ---------------
                                                                          20,985
                                                                 ---------------
SOUTH KOREA - 12.4%
           132,300  Dongkuk Steel Mill Co., Ltd.                           3,359
           187,820  Hana Bank                                              5,376
            28,999  Hanmi Pharm Co. Ltd.                                   1,723
            35,500  Honam Petrochemical Corporation                        1,951
           333,210  Hynix Semiconductor Inc.(1)                            4,992
           255,340  Hyundai Merchant Marine(1)                             4,728
            27,616  Phoenix PDE Co. Ltd.                                   1,746
            13,060  POSCO                                                  2,880
           123,540  Shinhan Financial Group Co., Ltd.                      3,659
                                                                 ---------------
                                                                          30,414
                                                                 ---------------
TAIWAN (REPUBLIC OF CHINA) - 7.8%
         2,253,000  Advanced Semiconductor
                    Engineering Inc.(1)                                    1,776
            62,125  China Steel Corp. GDR(2)                               1,512
           619,000  Formosa Petrochemical Corp.                            1,225
         2,033,990  Gemtek Technology Corp.                                5,269
           622,000  High Tech Computer Corp.                               3,722
         1,672,000  King Yuan Electronics Co. Ltd.                         1,221
         3,014,550  Wan Hai Lines Limited                                  3,501

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                     ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
           678,000  Yung Shin Pharmaceutical
                    Industries Co., Ltd.                                     768
                                                                 ---------------
                                                                          18,994
                                                                 ---------------
THAILAND - 2.2%
         3,600,500  Amata Corp. plc(1)                                     1,130
           893,800  Banpu Public Company Limited                           4,092
                                                                 ---------------
                                                                           5,222
                                                                 ---------------
TURKEY - 2.8%
           254,187  Boyner Buyuk Magazacilik(1)                              618
           918,667  Denizbank AS(1)                                        2,921
           371,262  Dogan Sirketler Grubu Holdings(1)                      1,071
           121,547  Turkcell Iletisim Hizmet ADR(2)                        2,218
                                                                 ---------------
                                                                           6,828
                                                                 ---------------
UNITED KINGDOM - 1.2%
           108,948  Antofagasta plc                                        2,900
                                                                 ---------------
TOTAL COMMON STOCKS                                                      219,382
(Cost $160,620)                                                  ---------------

PREFERRED STOCKS - 1.2%
BRAZIL - 1.2%
            38,852  Bradespar SA                                           1,531
        50,400,000  Cia Energetica de Minas Gerais                         1,309
                                                                 ---------------
TOTAL PREFERRED STOCKS                                                     2,840
(Cost $2,318)                                                    ---------------

TEMPORARY CASH INVESTMENTS - 6.3%
Repurchase Agreement, Deutsche Bank
Securities, Inc., (collateralized by various
U.S. Treasury obligations, 1.875%, 7/15/13,
valued at $11,897), in a joint trading account
at 2.58%, dated 2/28/05, due
3/1/05 (Delivery value $11,701)                                           11,700
Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury obligations,
5.50%, 8/15/28, valued at $3,555), in a joint
trading account at 2.56%, dated 2/28/05,
due 3/1/05 (Delivery value $3,500)                                         3,500
                                                                 ---------------
TOTAL TEMPORARY CASH INVESTMENTS                                          15,200
(Cost $15,200)                                                   ---------------

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
                           ($ IN THOUSANDS)                           VALUE
--------------------------------------------------------------------------------
COLLATERAL RECEIVED
FOR SECURITIES LENDING(4) - 6.5%
REPURCHASE AGREEMENTS - 6.5%
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government Agency
obligations), 2.65%, dated 2/28/05, due
3/1/05 (Delivery value $10,737)                                           10,736
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations),
2.625%, dated 2/28/05, due 3/1/05
(Delivery value $5,000)                                                    5,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                    15,736
(Cost $15,736)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 104.4%                                     253,158
                                                                 ---------------
(Cost $193,874)

OTHER ASSETS AND LIABILITIES - (4.4)%                                   (10,720)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $      242,438
                                                                 ===============

MARKET SECTOR DIVERSIFICATION (UNAUDITED)
Financials                                  17.0%
Materials                                   15.5%
Telecommunication Services                  11.5%
Consumer Staples                            10.9%
Information Technology                       9.2%
Industrials                                  9.0%
Consumer Discretionary                       6.1%
Health Care                                  5.3%
Energy                                       5.2%
Utilities                                    1.9%
Cash and Equivalents*                        8.4%

* INCLUDES TEMPORARY CASH INVESTMENTS, COLLATERAL RECEIVED FOR SECURITIES
  LENDING, AND OTHER ASSETS AND LIABILITIES

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of February 28, 2005. The aggregate value of securities on loan at February 28, 2005, was $15,252.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 2005, was $3,506, which represented 1.5% of net assets.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

EMERGING MARKETS - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
                           (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                       $ 193,955
                                                                 ===============
Gross tax appreciation of investments                                 $  60,487
Gross tax depreciation of investments                                    (1,284)
                                                                 ---------------
Net tax appreciation of investments                                   $  59,203
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
GLOBAL GROWTH FUND
FEBRUARY 28, 2005

[american century investments logo and text logo]

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 99.1%
AUSTRALIA - 1.7%
           365,685  BHP Billiton Limited                          $        5,548
                                                                 ---------------
AUSTRIA - 1.1%
            65,000  Erste Bank der Oesterreichischen
                    Sparkassen AG                                          3,546
                                                                 ---------------
BELGIUM - 0.7%
            24,700  Mobistar SA(1)                                         2,212
                                                                 ---------------
BERMUDA - 2.5%
            57,200  Nabors Industries Ltd.(1)                              3,283
           140,500  Tyco International Ltd.                                4,704
                                                                 ---------------
                                                                           7,987
                                                                 ---------------
CANADA - 1.0%
            49,100  EnCana Corp.                                           3,256
                                                                 ---------------
CHANNEL ISLANDS - 0.8%
            93,210  Amdocs Ltd.(1)                                         2,736
                                                                 ---------------
CZECH REPUBLIC - 0.7%
            56,544  Zentiva N.V.(1)                                        2,252
                                                                 ---------------
DENMARK - 0.8%
            50,494  William Demant Holding(1)(2)                           2,636
                                                                 ---------------
ESTONIA - 1.0%
           212,200  Hansabank Ltd.                                         3,318
                                                                 ---------------
FRANCE - 5.6%
           128,171  Axa SA                                                 3,446
            79,500  JC Decaux SA(1)(2)                                     2,045
            35,630  Schneider SA(2)                                        2,845
            25,400  Societe Generale Cl A(2)                               2,684
            18,650  Total SA Cl B                                          4,428
            19,000  Vinci SA(2)                                            2,792
                                                                 ---------------
                                                                          18,240
                                                                 ---------------
GERMANY - 3.1%
            47,290  Continental AG                                         3,501
             6,840  Puma AG Rudolf Dassler Sport                           1,612
            14,300  SAP AG                                                 2,323
            79,750  Stada Arzneimittel AG                                  2,650
                                                                 ---------------
                                                                          10,086
                                                                 ---------------

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
GREECE - 2.7%
           141,080  EFG Eurobank Ergasias SA                               5,032
           119,000  Greek Organization of Football
                    Prognostics SA                                         3,775
                                                                 ---------------
                                                                           8,807
                                                                 ---------------
INDIA - 1.1%
           112,361  Tata Consultancy Services Ltd.                         3,556
                                                                 ---------------
ITALY - 2.0%
            70,500  Assicurazioni Generali SpA(2)                          2,360
           717,670  RCS MediaGroup SpA                                     4,029
                                                                 ---------------
                                                                           6,389
                                                                 ---------------
JAPAN - 8.5%
            31,000  Canon, Inc.                                            1,637
           140,500  Chugai Pharmaceutical Co. Ltd.                         2,054
            30,300  Fast Retailing Company Limited(2)                      2,006
            22,100  Hoya Corp.                                             2,400
           127,000  JSR Corp.(2)                                           2,649
               380  NET One Systems Co. Ltd.(2)                            1,149
            33,600  ORIX Corporation                                       4,364
           176,000  Sharp Corp.                                            2,807
           398,000  Shinsei Bank Ltd.                                      2,334
           214,000  Sumitomo Chemical
                    Company, Limited                                       1,142
               375  Sumitomo Mitsui Financial
                    Group Inc.(2)                                          2,605
           189,000  Sumitomo Realty &
                    Development Co. Ltd.                                   2,418
                                                                 ---------------
                                                                          27,565
                                                                 ---------------
MEXICO - 0.9%
            47,000  America Movil SA
                    de CV Series L ADR(2)                                  2,759
                                                                 ---------------
NETHERLANDS - 4.3%
            53,271  Efes Breweries International N.V. GDR
                    (Acquired 10/15/04-11/9/04,
                    Cost $1,341)(1)(3)                                     1,718
           141,924  ING Groep N.V.                                         4,369
            95,600  Randstad Holdings N.V.                                 4,251
            47,000  Schlumberger Ltd.                                      3,546
                                                                 ---------------
                                                                          13,884
                                                                 ---------------
POLAND - 0.6%
           202,270  Powszechna Kasa Oszczednosci
                    Bank Polski SA(1)                                      1,926
                                                                 ---------------
RUSSIAN FEDERATION - 0.6%
            48,560  Mobile TeleSystems ADR(2)                              1,947
                                                                 ---------------
SOUTH AFRICA - 0.8%
           188,560  Naspers Ltd.                                           2,532
                                                                 ---------------

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
SOUTH KOREA - 1.4%
            43,250  Hyundai Motor Company                                  2,493
             3,960  Samsung Electronics                                    2,078
                                                                 ---------------
                                                                           4,571
                                                                 ---------------
SPAIN - 1.8%
           123,000  Banco Sabadell SA(2)                                   3,135
           225,771  Cintra Concesiones de
                    Infraestructuras de Transporte SA(1)                   2,571
                                                                 ---------------
                                                                           5,706
                                                                 ---------------
SWEDEN - 1.2%
           821,270  Telefonaktiebolaget LM
                    Ericsson B Shares(1)                                   2,424
            34,600  Volvo AB Cl B                                          1,590
                                                                 ---------------
                                                                           4,014
                                                                 ---------------
SWITZERLAND - 5.4%
           101,620  Compagnie Financiere
                    Richemont AG A Shares                                  3,215
            19,150  Nobel Biocare Holding AG                               4,171
            73,500  Novartis AG(1)(2)                                      3,685
            28,500  Roche Holding AG(2)                                    3,005
            39,422  UBS AG                                                 3,424
                                                                 ---------------
                                                                          17,500
                                                                 ---------------
UNITED KINGDOM - 4.3%
           116,568  Man Group plc                                          3,022
           133,765  Reckitt Benckiser plc                                  4,219
            71,840  Royal Bank of Scotland Group plc                       2,463
           743,000  Tesco plc                                              4,362
                                                                 ---------------
                                                                          14,066
                                                                 ---------------
UNITED STATES - 44.5%
            26,750  Aetna Inc.                                             3,906
            70,200  American Express Co.                                   3,800
            34,400  American International Group, Inc.                     2,298
           273,000  American Tower Corp. Cl A(1)(2)                        5,005
            21,000  Boeing Co.                                             1,154
            64,150  Citigroup Inc.                                         3,061
            39,000  Clorox Company                                         2,342
           110,500  Comcast Corporation(1)                                 3,597
           266,000  Corning Inc.(1)                                        3,051
            36,000  Corporate Executive Board Co. (The)(2)                 2,252
            80,200  Danaher Corp.                                          4,344
            79,610  Digital River Inc.(1)                                  2,399
            68,280  eBay Inc.(1)                                           2,925
           179,400  EMC Corp.(1)                                           2,271
            81,200  Exxon Mobil Corp.                                      5,140
            81,610  Genentech, Inc.(1)                                     3,852
           171,800  General Electric Co.                                   6,048
            87,000  Gilead Sciences, Inc.(1)                               3,006
            75,500  Gillette Company                                       3,793

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
            23,470  Goldman Sachs Group, Inc. (The)                        2,554
            45,200  Harrah's Entertainment, Inc.                           2,965
            87,500  Honeywell International Inc.                           3,322
            36,500  Johnson & Johnson                                      2,394
            61,000  Kohl's Corp.(1)                                        2,920
            67,183  Las Vegas Sands Corp.(1)(2)                            3,218
           139,000  McAfee Inc.(1)                                         3,214
            84,510  Medtronic, Inc.                                        4,405
            44,500  Monsanto Co.                                           2,616
           114,906  Monster Worldwide Inc.(1)                              3,315
           172,110  Motorola, Inc.                                         2,695
            59,361  National Financial Partners Corp.                      2,345
           129,970  Nextel Communications, Inc.(1)                         3,825
            57,500  Noble Corp.                                            3,282
            42,700  Procter & Gamble Co. (The)                             2,267
            64,156  Prudential Financial Inc.                              3,656
            42,300  ResMed Inc.(1)(2)                                      2,494
            66,200  SLM Corporation                                        3,231
            45,250  Textron Inc.                                           3,500
            35,330  United Parcel Service, Inc. Cl B                       2,738
            37,500  UnitedHealth Group Incorporated                        3,419
            75,630  Verizon Communications                                 2,720
            57,000  Wachovia Corp.                                         3,022
            73,925  XTO Energy Inc.                                        3,365
            92,300  Yahoo! Inc.(1)                                         2,979
            41,700  Zimmer Holdings Inc.(1)                                3,582
                                                                 ---------------
                                                                         144,287
                                                                 ---------------
TOTAL COMMON STOCKS                                                      321,326
(Cost $237,250)                                                  ---------------

TEMPORARY CASH INVESTMENTS - 0.9%
Repurchase Agreement, Goldman Sachs & Co.,
(collateralized by various U.S. Treasury obligations,
5.50%, 8/15/28, valued at $2,844), in a joint
trading account at 2.56%, dated 2/28/05, due
3/1/05 (Delivery value $2,800)                                             2,800
                                                                 ---------------
(Cost $2,800)

COLLATERAL RECEIVED
FOR SECURITIES LENDING(4) - 12.1%
REPURCHASE AGREEMENTS - 12.1%
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations), 2.65%, dated 2/28/05, due
3/1/05 (Delivery value $14,245)                                           14,244
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations),
2.625%, dated 2/28/05, due 3/1/05
(Delivery value $25,002)                                                  25,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                    39,244
(Cost $39,244)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 112.1%                                     363,370
                                                                 ---------------
(Cost $279,294)

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
                             ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
OTHER ASSETS AND LIABILITIES - (12.1)%                                  (39,242)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $      324,128
                                                                 ===============

MARKET SECTOR DIVERSIFICATION (UNAUDITED)
Financials                                  24.4%
Industrials                                 14.9%
Health Care                                 14.6%
Consumer Discretionary                      12.5%
Information Technology                       9.4%
Energy                                       8.1%
Telecommunication Services                   5.8%
Consumer Staples                             5.7%
Materials                                    3.7%
Cash and Equivalents*                        0.9%

* INCLUDES TEMPORARY CASH INVESTMENTS, COLLATERAL RECEIVED FOR SECURITIES
  LENDING, AND OTHER ASSETS AND LIABILITIES

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of February 28, 2005. The aggregate value of securities on loan at February 28, 2005, was $38,110.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 2005, was $1,718, which represented 0.5% of net assets.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

GLOBAL GROWTH - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                        $279,294
                                                                 ===============
Gross tax appreciation of investments                                  $ 86,681
                                                                 ---------------
Gross tax depreciation of investments                                    (2,605)
Net tax appreciation of investments                                    $ 84,076
                                                                 ===============

The cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
INTERNATIONAL OPPORTUNITIES FUND
FEBRUARY 28, 2005

[american century investments logo and text logo]

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 96.9%
AUSTRALIA - 2.4%
           272,299  Bradken Ltd.(1)                               $          548
           159,937  MacArthur Coal Ltd.(1)(2)                                799
           256,214  SFE Corp. Ltd.(2)                                      1,950
           219,870  West Australian Newspapers
                    Holdings Ltd.                                          1,427
                                                                 ---------------
                                                                           4,724
                                                                 ---------------
AUSTRIA - 1.3%
            25,289  Andritz AG                                             2,201
             7,400  Palfinger AG                                             444
                                                                 ---------------
                                                                           2,645
                                                                 ---------------
BAHAMAS - 0.9%
            56,029  Steiner Leisure Ltd.(1)(2)                             1,846
                                                                 ---------------
BELGIUM - 0.8%
             4,226  EVS Broadcast Equipment SA(1)                            565
            34,848  Option N.V.(1)(2)                                      1,116
                                                                 ---------------
                                                                           1,681
                                                                 ---------------
BERMUDA - 0.8%
         3,269,000  Pacific Basin Shipping Ltd.                            1,614
                                                                 ---------------
CANADA - 7.0%
           115,680  Algoma Steel Inc.(1)(2)                                3,661
            35,288  CHC Helicopter Corp. Cl A                              1,669
           100,391  Extendicare Inc. Cl A(1)                               1,450
            47,264  Home Capital Group Inc.                                1,336
            65,617  Peyto Energy Trust                                     2,833
           132,304  Transat AT Inc. Cl A(1)                                3,003
                                                                 ---------------
                                                                          13,952
                                                                 ---------------
DENMARK - 2.4%
            12,772  Bang & Olufsen AS B Shares(2)                            884
             6,919  Kobenhavns Lufthavne AS                                1,705
            29,450  Topdanmark A/S(1)                                      2,132
                                                                 ---------------
                                                                           4,721
                                                                 ---------------
FINLAND - 2.1%
            18,683  Nokian Renkaat Oyj                                     3,310
            82,872  Perlos Oyj                                               985
                                                                 ---------------
                                                                           4,295
                                                                 ---------------
FRANCE - 4.5%
            42,708  Alten(1)                                               1,072
            26,454  April Group                                              797
            51,996  Generale de Sante                                      1,199
             5,380  IPSOS                                                    570
            58,890  Nexity(1)                                              2,086

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
             4,744  Spir Communication                                       948
            82,303  SR Teleperformance(2)                                  2,441
                                                                 ---------------
                                                                           9,113
                                                                 ---------------
GERMANY - 4.8%
             4,107  Bijou Brigitte AG                                        727
            13,297  DIS Deutscher Industrie Service AG                       541
            23,196  Funkwerk AG                                            1,136
            27,724  GfK AG(2)                                              1,082
            12,383  Grenkeleasing AG                                         593
             9,131  Krones AG                                              1,118
             4,207  MPC Muenchmeyer Petersen Capital AG                      275
            37,652  Norddeutsche Affinerie AG(1)                             909
             4,262  Rational AG                                              472
                 1  Software AG(1)                                             -
            30,988  Techem AG(1)                                           1,356
            16,465  Wincor Nixdorf AG                                      1,392
                                                                 ---------------
                                                                           9,601
                                                                 ---------------
GREECE - 0.3%
            67,548  Fourlis SA(1)                                            574
                                                                 ---------------
HONG KONG - 1.6%
         3,366,000  China Travel International
                    Investment Hong Kong Limited(2)                        1,122
           882,000  Techtronic Industries
                    Company Limited(2)                                     2,070
                                                                 ---------------
                                                                           3,192
                                                                 ---------------
INDIA - 2.1%
           151,000  Associated Cement Co. Ltd.                             1,270
           248,500  Mahindra & Mahindra Ltd.                               3,042
                                                                 ---------------
                                                                           4,312
                                                                 ---------------
IRELAND - 1.1%
            62,991  Paddy Power plc                                        1,093
           224,034  United Drug plc                                        1,062
                                                                 ---------------
                                                                           2,155
                                                                 ---------------
ISRAEL - 0.7%
           184,102  ECI Telecom Ltd.(1)                                    1,388
                                                                 ---------------
ITALY - 0.6%
            62,087  Marzotto SpA                                           1,216
                                                                 ---------------
JAPAN - 17.2%
            53,426  Arbeit-Times Co. Ltd. - new shares                       665
            26,713  Arbeit-Times Co., Ltd.(2)                                332
               554  Arealink Co., Ltd.                                     2,157
               185  Cybernet Systems Co. Ltd.                                598
               712  en-japan Inc.(2)                                       2,145
               192  Global One Real Estate
                    Investment Co., Ltd.                                   1,653
           147,000  Hitachi Koki Co., Ltd.                                 1,406

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
           398,000  J-Oil Mills, Inc.(2)                                   1,561
               983  Kennedy-Wilson Japan(2)                                2,201
            11,800  Musashino Bank, Ltd. (The)                               527
            63,600  Nishimatsuya Chain Co. Ltd.                            1,892
               883  Niws Co. Ltd.(2)                                       2,729
            57,600  Phoenix Electric Co., Ltd.                             1,135
            63,300  Point Inc.(2)                                          2,138
            21,500  Roland DG Corp.(2)                                     1,105
            61,800  Sysmex Corp.(2)                                        3,121
             1,211  Take And Give Needs Co., Ltd.(1)                       1,379
           628,000  Toagosei Co. Ltd.                                      2,259
           277,000  Toho Tenax Co. Ltd.(1)(2)                                946
           411,000  Toyo Tire & Rubber Co. Ltd.(2)                         1,443
            66,100  Urban Corp.(2)                                         1,941
             9,300  Watabe Wedding Corp.                                     197
           162,000  Yodogawa Steel Works, Ltd.                               936
                                                                 ---------------
                                                                          34,466
                                                                 ---------------
LUXEMBOURG - 3.7%
            53,374  SBS Broadcasting SA(1)(2)                              2,274
           415,953  Stolt Offshore SA(1)(2)                                3,317
           223,688  Stolt Offshore SA ADR(1)(2)                            1,756
                                                                 ---------------
                                                                           7,347
                                                                 ---------------
MEXICO - 2.4%
         1,562,077  Corporacion GEO, SA de CV,
                    Series B(1)(2)                                         3,932
            29,223  Grupo Aeroportuario del Sureste
                    SA de CV ADR                                             930
                                                                 ---------------
                                                                           4,862
                                                                 ---------------
NETHERLANDS - 4.9%
            33,611  Aalberts Industries N.V.                               1,679
           103,168  Axalto Holding N.V.(1)                                 2,893
            31,945  Efes Breweries International N.V.
                    GDR (Acquired 10/15/04-11/10/04,
                    Cost $818)(1)(3)                                       1,030
            65,194  Stork N.V.                                             2,561
            44,702  Trader Classified Media N.V. Cl A                        689
            34,948  United Services Group N.V.                             1,004
                                                                 ---------------
                                                                           9,856
                                                                 ---------------
NORWAY - 8.4%
           157,327  Aktiv Kapital ASA                                      3,105
            55,898  Ekornes ASA(2)                                         1,247
           169,870  Fred Olsen Energy ASA(1)(2)                            2,819
            84,769  NextGenTel Holding ASA(1)                                580
            21,680  Petroleum Geo-Services ASA(1)                          1,554
           365,666  Tandberg Television ASA(1)(2)                          4,537
            94,232  TGS Nopec Geophysical
                    Company ASA(1)                                         2,990
                                                                 ---------------
                                                                          16,832
                                                                 ---------------
PEOPLE'S REPUBLIC OF CHINA - 1.2%
         5,234,000  Sinopec Beijing Yanhua
                    Petrochemical Co., Ltd.(2)                             2,466
                                                                 ---------------

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
PORTUGAL - 1.1%
           149,230  Impresa SGPS(1)(2)                                     1,112
           212,672  SonaeCom, SGPS, SA(1)(2)                               1,192
                                                                 ---------------
                                                                           2,304
                                                                 ---------------
RUSSIAN FEDERATION - 0.5%
           220,725  VolgaTelecom                                             941
                                                                 ---------------
SINGAPORE - 4.6%
         5,303,500  Accord Customer Care Solutions
                    Limited(1)(2)                                            883
         4,643,680  Cosco Investment Singapore
                    Limited(2)                                             4,322
           788,000  Hyflux Limited                                         1,355
         2,291,000  Jaya Holdings Ltd.                                     1,497
           878,000  Yellow Pages Singapore Ltd.(1)                         1,126
                                                                 ---------------
                                                                           9,183
                                                                 ---------------
SOUTH AFRICA - 2.9%
           117,132  Ellerine Holdings Ltd.                                 1,111
           469,622  Foschini Limited                                       3,198
           104,552  Massmart Holdings Ltd.                                   821
           160,910  Spar Group Ltd. (The)(1)                                 698
                                                                 ---------------
                                                                           5,828
                                                                 ---------------
SPAIN - 1.6%
            10,449  Aldeasa, SA(2)                                           491
           154,380  Cortefiel SA                                           2,772
                                                                 ---------------
                                                                           3,263
                                                                 ---------------
SWEDEN - 4.1%
            75,343  Elekta AB Cl B(1)                                      2,494
           178,964  HIQ International AB                                     680
            62,029  JM AB                                                  2,053
            19,799  Lindex AB                                              1,002
            10,400  New Wave Group AB B Shares(1)                            197
           690,431  Telelogic AB(1)                                        1,756
                                                                 ---------------
                                                                           8,182
                                                                 ---------------
SWITZERLAND - 1.4%
             3,589  Galenica Holding AG                                      640
             1,518  Kaba Holding AG                                          460
             5,432  Leica Geosystems AG(1)                                 1,672
                                                                 ---------------
                                                                           2,772
                                                                 ---------------
TURKEY - 3.4%
           691,152  Boyner Buyuk Magazacilik(1)                            1,681
           507,878  Denizbank AS(1)                                        1,615
           232,650  Dogan Yayin Holding AS(1)                                689
           265,998  Eregli Demir ve Celik Fabrikalari TAS                  1,420
           177,817  Migros Turk TAS                                        1,455
                                                                 ---------------
                                                                           6,860
                                                                 ---------------

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                       ($ IN THOUSANDS)                         VALUE
--------------------------------------------------------------------------------
UNITED KINGDOM - 6.1%
            93,645  Amino Technologies plc(1)                                493
         1,739,192  Ashtead Group plc(1)                                   3,093
           196,595  CSR plc(1)                                             1,446
            41,252  Domino Printing Sciences plc                             219
           502,724  First Choice Holidays plc                              1,658
            19,961  Go-Ahead Group plc                                       593
            64,276  Homeserve plc                                          1,016
            93,433  NETeller plc(1)                                        1,113
            46,655  Northgate plc                                            827
            46,667  Rotork plc                                               399
            49,172  SIG plc                                                  554
            65,138  Ultra Electronics Holdings plc                           918
                                                                 ---------------
                                                                          12,329
                                                                 ---------------
TOTAL COMMON STOCKS                                                      194,520
(Cost $135,023)                                                  ---------------

PREFERRED STOCKS - 0.7%
GERMANY - 0.7%
            39,460  Hugo Boss AG                                           1,318
                                                                 ---------------
(Cost $1,140)

TEMPORARY CASH INVESTMENTS - 0.4%
Repurchase Agreement, Credit Suisse
First Boston Corp., (collateralized by various
U.S. Treasury obligations, 5.50% - 6.625%,
2/15/27 - 8/15/28, valued at $817), in a
joint trading account at 2.55%, dated 2/28/05,
due 3/1/05 (Delivery value $800)                                             800
                                                                 ---------------
(Cost $800)

COLLATERAL RECEIVED
FOR SECURITIES LENDING(4) - 14.6%
REPURCHASE AGREEMENTS
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government
Agency obligations), 2.65%, dated 2/28/05,
due 3/1/05 (Delivery value $4,213)                                         4,213
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations),
2.625%, dated 2/28/05, due 3/1/05
(Delivery value $25,002)                                                  25,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                    29,213
(Cost $29,213)                                                   ---------------

TOTAL INVESTMENT SECURITIES - 112.6%                                     225,851
                                                                 ---------------
(Cost $166,176)

OTHER ASSETS AND LIABILITIES - (12.6)%                                  (25,234)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                         $      200,617
                                                                 ===============

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
                             ($ IN THOUSANDS)
--------------------------------------------------------------------------------
MARKET SECTOR DIVERSIFICATION (UNAUDITED)
Consumer Discretionary                      28.6%
Industrials                                 18.6%
Financials                                  13.9%
Information Technology                      10.4%
Energy                                       8.4%
Materials                                    7.3%
Health Care                                  5.0%
Consumer Staples                             2.8%
Telecommunication Services                   1.1%
Cash and Equivalents*                        3.9%

* Includes temporary cash investments, collateral received for securities lending and other assets and liabilities.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
GDR = Global Depositary Receipt
ORD = Foreign Ordinary Share
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of February 28, 2005. The aggregate value of securities on loan at February 28, 2005, was $27,840.
(3) Security was purchased under Rule 144A of the Securities Act of 1933 or is a private placement and, unless registered under the Act or exempted from registration, may only be sold to qualified institutional investors. The aggregate value of restricted securities at February 28, 2005, was $818, which represented 0.4% of net assets.
(4) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

INTERNATIONAL OPPORTUNITIES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
                             (AMOUNTS IN THOUSANDS)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                        $166,265
                                                                 ===============
Gross tax appreciation of investments                                   $60,252
                                                                 ---------------
Gross tax depreciation of investments                                      (666)
Net tax appreciation of investments                                     $59,586
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
LIFE SCIENCES FUND
FEBRUARY 28, 2005

[american century investments logo and text logo]

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.0%
BIOTECHNOLOGY - 13.8%
           102,000  Amgen Inc.(1)                                  $   6,284,220
           100,000  CV Therapeutics, Inc.(1)(2)                        2,193,000
           143,500  Gilead Sciences, Inc.(1)                           4,957,925
            36,960  Invitrogen Corp.(1)                                2,585,722
           125,000  QIAGEN N.V.(1)                                     1,556,250
           101,000  Serologicals Corp.(1)(2)                           2,441,170
            45,000  United Therapeutics Corp.(1)(2)                    2,044,350
                                                                 ---------------
                                                                      22,062,637
                                                                 ---------------
HEALTH CARE EQUIPMENT & SUPPLIES - 28.6%
            40,707  American Medical
                    Systems Holdings, Inc.(1)(2)                       1,611,997
            80,140  Bard (C.R.), Inc.                                  5,329,311
            73,309  Beckman Coulter Inc.                               5,164,619
            41,000  Becton Dickinson & Co.                             2,454,670
           116,500  Biomet Inc.                                        4,918,630
            30,000  Cooper Companies, Inc. (The)                       2,470,500
            54,000  CTI Molecular Imaging Inc.(1)(2)                     886,140
            41,000  Edwards Lifesciences Corporation(1)                1,763,410
            52,000  Fisher Scientific International(1)                 3,153,800
            48,500  Kinetic Concepts Inc.(1)                           3,163,655
            77,500  Molecular Devices Corporation(1)(2)                1,609,675
           175,000  PerkinElmer, Inc.                                  3,881,500
            67,500  ResMed Inc.(1)(2)                                  3,979,125
            65,858  Stryker Corp.                                      3,270,508
            24,000  Zimmer Holdings Inc.(1)                            2,061,600
                                                                 ---------------
                                                                      45,719,140
                                                                 ---------------
HEALTH CARE PROVIDERS & SERVICES - 34.5%
            26,396  Aetna Inc.                                         3,854,344
           102,000  Apria Healthcare Group Inc.(1)(2)                  3,310,920
            82,000  Caremark Rx Inc.(1)                                3,138,960
            49,000  Centene Corp.(1)(2)                                1,634,640
            28,000  CIGNA Corp.                                        2,542,400
            65,156  Community Health Systems Inc.(1)                   2,109,100
           150,000  Covance Inc.(1)                                    6,556,500
            60,000  DaVita Inc.(1)                                     2,534,400
            83,000  Matria Healthcare Inc.(1)(2)                       2,390,400
            38,000  Molina Healthcare Inc.(1)(2)                       1,705,440
            58,261  PacifiCare Health Systems, Inc.(1)                 3,698,408
           130,000  PSS World Medical Inc.(1)                          1,580,800
           137,243  Renal Care Group Inc.(1)                           5,407,374
            66,000  SFBC International, Inc.(1)(2)                     2,867,700
           112,000  Symbion Inc.(1)(2)                                 2,401,280
            45,000  UnitedHealth Group Incorporated                    4,102,200
            42,951  WellPoint Inc.(1)                                  5,242,599
                                                                 ---------------
                                                                      55,077,465
                                                                 ---------------
PHARMACEUTICALS - 19.0%
           138,361  Abbott Laboratories                                6,363,222
            93,401  Able Laboratories Inc.(1)(2)                       2,029,604

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           158,000  Johnson & Johnson                                 10,364,800
            66,703  Novartis AG ORD                                    3,344,624
            85,031  Sanofi-Aventis ADR                                 3,393,587
           253,500  Schering-Plough Corp.                              4,803,825
                                                                 ---------------
                                                                      30,299,662
                                                                 ---------------
REAL ESTATE - 1.1%
            93,885  Senior Housing Properties Trust(2)                 1,682,419
                                                                 ---------------
TOTAL COMMON STOCKS                                                  154,841,323
(Cost $137,088,740)                                              ---------------

TEMPORARY CASH INVESTMENTS - 4.3%
Repurchase Agreement, Credit Suisse First Boston
Corp., (collateralized by various U.S. Treasury
obligations, 5.50% - 6.625%, 2/15/27 - 8/15/28,
valued at $6,946,134), in a joint trading account
at 2.55%, dated 2/28/05, due 3/1/05
(Delivery value $6,800,482)                                            6,800,000
                                                                 ---------------
(Cost $6,800,000)

COLLATERAL RECEIVED
FOR SECURITIES LENDING(3) - 13.4%
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government Agency
obligations), 2.65%, dated 2/28/05, due 3/1/05
(Delivery value $6,447,679)                                            6,447,204
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations),
2.63%, dated 2/28/05, due 3/1/05
(Delivery value $15,001,096)                                          15,000,000
                                                                 ---------------

TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                21,447,204
(Cost $21,447,204)                                               ---------------

TOTAL INVESTMENT SECURITIES - 114.7%                                 183,088,527
                                                                 ---------------
(Cost $165,335,944)

OTHER ASSETS AND LIABILITIES - (14.7)%                              (23,428,009)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 159,660,518
                                                                 ===============

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS*

Contracts                       Settlement                          Unrealized
to Sell                         Date              value             Loss
--------------------------------------------------------------------------------
1,937,722 CHF for USD           3/31/05           $1,670,918            $(2,008)
                                                                 ===============
(Value on Settlement Date $1,663,852)

*FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS are designed to protect the fund's foreign investments against declines in foreign currencies (also known as hedging). The contracts are called "forward" because they allow the fund to exchange a foreign currency for U.S. dollars on a specific date in the future -
and at a prearranged exchange rate.

NOTES TO SCHEDULE OF INVESTMENTS
ADR = American Depositary Receipt
CHF = Swiss Franc
GBP = British Pound
ORD = Foreign Ordinary Share
USD = United States Dollar
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of February 28, 2005. The aggregate value of securities on loan at February 28, 2005, was $20,998,156.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

LIFE SCIENCES - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $165,363,973
                                                                 ===============
Gross tax appreciation of investments                              $ 18,505,274
Gross tax depreciation of investments                                  (780,720)
                                                                 ---------------
Net tax appreciation (depreciation)
of investments                                                     $ 17,724,554
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

AMERICAN CENTURY(reg.sm) INVESTMENTS
QUARTERLY PORTFOLIO HOLDINGS
TECHNOLOGY FUND
FEBRUARY 28, 2005

[american century investments logo and text logo]

TECHNOLOGY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 97.3%
AEROSPACE & DEFENSE - 1.7%
            37,200  Alliant Techsystems Inc.(1)(2)                 $   2,575,356
                                                                 ---------------
COMMERCIAL SERVICES & SUPPLIES - 0.6%
            64,800  American Reprographics Co.(1)(2)                     936,360
                                                                 ---------------
COMMUNICATIONS EQUIPMENT - 11.6%
           129,700  Comverse Technology, Inc.(1)                       3,010,337
            82,900  F5 Networks, Inc.(1)                               4,566,961
            35,000  Harris Corp.                                       2,334,500
           730,700  MRV Communications Inc.(1)(2)                      2,703,590
           154,000  Packeteer Inc.(1)                                  2,436,280
                24  Powerwave Technologies Inc.(1)(2)                        164
            67,700  Spectralink Corporation                            1,029,717
           189,100  Westell Technologies Inc.(1)                       1,187,548
            46,800  ZTE Corp. H Shares ORD (1)                           171,621
                                                                 ---------------
                                                                      17,440,718
                                                                 ---------------
COMPUTERS & PERIPHERALS - 24.3%
           203,402  Apple Computer, Inc.(1)                            9,124,613
           182,100  Brocade Communications
                    System(1)(2)                                       1,129,020
            57,300  Dell Inc.(1)                                       2,297,157
           171,900  Emulex Corp.(1)(2)                                 2,905,110
           108,400  Hewlett-Packard Co.                                2,254,720
            28,000  High Tech Computer Corp. ORD                         167,568
            99,800  Neoware Systems Inc.(1)                            1,186,622
           159,200  QLogic Corp.(1)                                    6,414,168
           743,400  Quantum Corp.(1)(2)                                2,148,426
           337,600  Seagate Technology                                 6,066,672
           258,400  Western Digital Corp.(1)                           2,909,584
                                                                 ---------------
                                                                      36,603,660
                                                                 ---------------
DIVERSIFIED TELECOMMUNICATION SERVICES - 3.5%
            97,961  Arbinet-thexchange, Inc.(1)(2)                     2,390,248
           102,000  China Netcom Group Corp.
                    Hong Kong Ltd. ORD (1)                               151,711
           394,000  China Telecom Corporation
                    Limited H Shares ORD                                 150,294
           573,300  Cincinnati Bell Inc.(1)                            2,522,520
                                                                 ---------------
                                                                       5,214,773
                                                                 ---------------
ELECTRICAL EQUIPMENT - 1.7%
           109,300  American Power Conversion Corp.                    2,406,786
            66,000  Cheng Uei Precision
                    Industry Co. ORD                                     170,946
                                                                 ---------------
                                                                       2,577,732
                                                                 ---------------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 3.1%
            42,900  Arrow Electronics, Inc.(1)                         1,154,010
            33,000  Hon Hai Precision
                    Industry Co., Ltd. ORD                               153,427

TECHNOLOGY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
SHARES                                                                 VALUE
--------------------------------------------------------------------------------
           140,900  NAM TAI Electronics Inc.                           3,430,915
                                                                 ---------------
                                                                       4,738,352
                                                                 ---------------
INTERNET SOFTWARE & SERVICES - 11.4%
           227,400  aQuantive, Inc.(1)(2)                              2,403,618
            61,600  Bankrate Inc.(1)(2)                                  921,536
            23,700  Google Inc. Cl A(1)(2)                             4,455,363
           279,400  Interwoven Inc.(1)(2)                              2,534,158
           224,600  Openwave Systems Inc.(1)(2)                        2,865,896
            65,900  Websense Inc.(1)(2)                                3,944,115
                                                                 ---------------
                                                                      17,124,686
                                                                 ---------------
IT SERVICES - 3.6%
            91,400  Cognizant Technology
                    Solutions Corporation(1)                           4,316,822
            62,700  Infocrossing Inc.(1)(2)                            1,176,252
                                                                 ---------------
                                                                       5,493,074
                                                                 ---------------
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT - 21.3%
            61,500  ASML Holding N.V.
                    New York Shares(1)                                 1,126,680
           153,900  ATI Technologies Inc.(1)(2)                        2,699,406
            35,500  Broadcom Corp.(1)                                  1,144,875
           168,000  Cypress Semiconductor Corp.(1)(2)                  2,365,440
           203,000  Intel Corp.                                        4,867,940
            46,600  KLA-Tencor Corp.(1)                                2,302,506
            72,900  Lam Research Corp.(1)                              2,291,976
           390,000  LSI Logic Corp.(1)                                 2,488,200
           120,300  Mattson Technology Inc.(1)                         1,178,940
           257,400  Microsemi Corporation(1)(2)                        4,185,324
           109,800  MIPS Technologies Inc. Cl A(1)(2)                  1,214,388
           173,100  NVIDIA Corp.(1)                                    5,018,169
            35,800  Silicon Laboratories Inc.(1)                       1,256,580
                                                                 ---------------
                                                                      32,140,424
                                                                 ---------------
SOFTWARE - 14.3%
            78,800  Amdocs Ltd.(1)                                     2,312,780
           104,500  Check Point Software Technologies(1)(2)            2,312,585
           335,400  Compuware Corp.(1)                                 2,267,304
           289,300  Informatica Corporation(1)(2)                      2,247,861
           112,000  Jack Henry & Associates Inc.                       2,223,200
           138,800  Mercury Interactive Corp.(1)(2)                    6,368,144
           384,000  TIBCO Software Inc.(1)                             3,747,840
                                                                 ---------------
                                                                      21,479,714
                                                                 ---------------
WIRELESS TELECOMMUNICATION SERVICES - 0.2%
            47,500  China Mobile Hong Kong Ltd. ORD                      155,003
           180,000  China Unicom Limited ORD                             160,404
                                                                 ---------------
                                                                         315,407
                                                                 ---------------

TECHNOLOGY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
                                                                       VALUE
--------------------------------------------------------------------------------
TOTAL COMMON STOCKS                                                  146,640,256
(Cost $129,754,369)                                              ---------------

TEMPORARY CASH INVESTMENTS - 3.8%
Repurchase Agreement, Morgan Stanley
Group, Inc., (collateralized by various U.S. Treasury
obligations, 6.00%, 2/15/26, valued at $5,808,641),
in joint trading account at 2.54%, dated
2/28/05, due 3/1/05
(Delivery value $5,700,402)                                            5,700,000
                                                                 ---------------
(Cost $5,700,000)

COLLATERAL RECEIVED
FOR SECURITIES LENDING(3) - 23.2%
Repurchase Agreement, Barclays Bank plc,
(collateralized by various U.S. Government Agency
obligations), 2.65%, dated 2/28/05, due 3/1/05
(Delivery value $4,918,373)                                            4,918,011
Repurchase Agreement, UBS AG, (collateralized
by various U.S. Government Agency obligations),
2.63%, dated 2/28/05, due 3/1/05 (Delivery
value $30,002,192)                                                    30,000,000
                                                                 ---------------
TOTAL COLLATERAL RECEIVED
FOR SECURITIES LENDING                                                34,918,011
(Cost $34,918,011)                                               ---------------

TOTAL INVESTMENT SECURITIES - 124.3%                                 187,258,267
                                                                 ---------------
(Cost $170,372,380)

OTHER ASSETS AND LIABILITIES - (24.3)%                              (36,578,025)
                                                                 ---------------

TOTAL NET ASSETS - 100.0%                                          $ 150,680,242
                                                                 ===============

NOTES TO SCHEDULE OF INVESTMENTS
ORD = Foreign Ordinary Share
(1) Non-income producing.
(2) Security, or a portion thereof, was on loan as of February 28, 2005. The aggregate value of securities on loan at February 28, 2005, was $33,955,930.
(3) Investments represent purchases made by the lending agent with cash collateral received through securities lending transactions.

TECHNOLOGY - SCHEDULE OF INVESTMENTS
FEBRUARY 28, 2005 (UNAUDITED)
--------------------------------------------------------------------------------
SUPPLEMENTARY NOTES TO SCHEDULES OF INVESTMENTS

1. FEDERAL TAX INFORMATION

As of February 28, 2005, the components of investments for federal income tax purposes were as follows:

Federal tax cost of investments                                    $ 170,472,911
                                                                 ===============
Gross tax appreciation of investments                              $  18,624,146
Gross tax depreciation of investments                                (1,838,790)
                                                                 ---------------
Net tax appreciation (depreciation)
of investments                                                     $  16,785,356
                                                                 ===============

The difference between book-basis and tax-basis cost and unrealized appreciation
(depreciation) is attributable primarily to the tax deferral of losses on wash sales.

THIS SCHEDULE OF INVESTMENTS PROVIDES INFORMATION ABOUT THE FUND'S PORTFOLIO
HOLDINGS AS OF THE DATE ON THE SCHEDULE. IT IS UNAUDITED, AND AMERICAN CENTURY
ASSUMES NO OBLIGATION TO UPDATE OR SUPPLEMENT THE SCHEDULE TO REFLECT SUBSEQUENT
CHANGES. MORE INFORMATION IS AVAILABLE IN THE FUND'S MOST RECENT ANNUAL OR
SEMIANNUAL SHAREHOLDER REPORT. THE AMERICAN CENTURY INVESTMENTS LOGO, AMERICAN
CENTURY AND AMERICAN CENTURY INVESTMENTS ARE SERVICE MARKS OF AMERICAN CENTURY
PROPRIETARY HOLDINGS, INC.

ITEM 2.  CONTROLS AND PROCEDURES.

(a)  The  registrant's  principal  executive  officer  and  principal  financial officer  have  concluded  that the  registrant's  disclosure  controls  and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of
     1940)  are  effective  based on their  evaluation  of  these  controls  and procedures as of a date within 90 days of the filing date of this report.

(b)  There were no changes in the  registrant's  internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment  Company Act of
     1940) that occurred during the  registrant's  last fiscal quarter that have materially  affected,  or are reasonably likely to materially  affect,  the registrant's internal control over financial reporting.

ITEM 3.  EXHIBITS.

Separate  certifications  by the registrant's  principal  executive  officer and principal  financial officer,  pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a)  under the  Investment  Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AMERICAN CENTURY WORLD MUTUAL FUNDS, INC.

By:      /s/ William M. Lyons
         ------------------------------------------------
         Name:    William M. Lyons
         Title:   President

Date:    April 28, 2005

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:      /s/ William M. Lyons
         -------------------------------------------------
         Name:    William M. Lyons
         Title:   President
                  (principal executive officer)

Date:   April 28, 2005

By:     /s/ Maryanne L. Roepke
        ---------------------------------------------------
        Name:    Maryanne L. Roepke
        Title:   Sr. Vice President, Treasurer, and
                 Chief Accounting Officer
                 (principal financial officer)

Date:    April 28, 2005